Prepayment and Other Current Assets (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2013 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2012 G10 Entertainment Corporation ("G10") CNY
Prepaid And Other Current Assets [Line Items]
Receivable from equity method investee (Note 16(ii))	$ 0	0	9,750,000
Receivable from cost method investee (Note 8 1)				0	0	7,252,493
Accrued interest income	30,823	186,593	942,304
Prepayments and deposits	3,976,892	24,074,914	48,341,591
Others	1,355,055	8,203,091	9,735,816
Prepayments and other current assets, total	$ 5,362,770	32,464,598	76,022,204